Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2017
Deferred revenue and customer advances
Schedule of respective balances of deferred revenue and customer advances

	As of March 31,
	2016	2017
	(in millions of RMB)
Deferred revenue	7,236	9,643
Customer advances	3,479	6,050

	10,715	15,693
Less: current portion	(10,297)	(15,052)

Non-current portion	418	641